Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Computer Software [Member] | Bottom of Range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	1 year
Computer Software [Member] | Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Patents [Member] | Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years
License of Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisition related right to licence	$ 1.2	$ 1.3